Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, DC  20001

Telephone: (202) 661-7141
Facsimile: (202) 737-5184

July 20, 2015
VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Morgan Creek Global Equity Long/Short Institutional Fund File No: 811-22461

Dear Sir or Madam:

Filed herewith, on behalf of Morgan Creek Global Equity Long/Short Institutional Fund, a Delaware statutory trust (the “Fund”), is Amendment No. 12 under the Investment Company Act of 1940, as amended, to the registration statement on Form N-2 of the Fund (the “Amendment”).  Except for new or modified disclosure  relating to the Fund’s financial statements dated March 31, 2015, other numerical updated information, the removal of detailed reasons why the Board may make a mandatory redemption of the shares of a shareholder, a slight modification regarding the day when an initial payment of a Repurchase Instrument will be valued; the resignation of a trustee and the addition of his replacement, and revised proxy voting policies and procedures, the disclosure in the Prospectus and Statement of Additional Information of the Fund is substantially similar to the disclosure in the current Prospectus and Statement of Additional Information, which was filed on June 25, 2014. There have been no other material changes made to the Prospectus and Statement of Additional Information but for the addition of the financial statements and the updating of numerical information. Accordingly, pursuant to Release No. IC-13768, the Fund requests that the Amendment be afforded limited and expedited review.

We respectfully request that the Amendment be declared effective by the Commission on July 29, 2015.

Please direct any comments or questions to Bibb L. Strench at (202) 661-7141.

Sincerely,

/s/ Bibb L. Strench
Bibb L. Strench

cc:	Mark Vannoy Morgan Creek Capital Management, LLC